Note 6 - Goodwill and Intangible Assets (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 319,815	$ 417,883	$ 1,090,203	$ 1,040,440	$ 1,458,323	$ 392,272
Time Warner Cable [Member] | Backhaul Agreement [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			3 years		3 years
Delos Internet [Member] | Customer Relationships [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					4 years 60 days